Federated Hermes Opportunistic High Yield Bond Fund
Portfolio of Investments
May 31, 2022 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—89.5%
	Aerospace/Defense—1.4%
$ 2,725,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 2,775,358
1,575,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	1,565,944
575,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.625%, 1/15/2029	516,514
1,800,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	1,619,235
675,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	681,321
1,275,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	1,222,323
850,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	866,550
	TOTAL	9,247,245
	Airlines—0.4%
1,550,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	1,534,965
975,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	943,176
	TOTAL	2,478,141
	Automotive—5.6%
2,775,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,586,300
525,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	520,522
125,000	Dana, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2030	109,219
550,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	472,120
3,350,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	2,675,812
2,050,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	1,965,130
1,650,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	1,489,744
825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	809,637
1,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	1,186,156
1,175,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.140%, 2/15/2023	1,177,961
1,225,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	1,177,531
2,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	2,537,756
2,700,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	2,706,750
1,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	1,114,422
825,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	760,312
700,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	638,320
825,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	818,812
1,875,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	1,882,069
6,800,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	6,789,120
4,575,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	3,607,554
1,600,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	1,471,096
	TOTAL	36,496,343
	Building Materials—3.1%
200,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	178,445
975,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	919,640
600,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	445,932
3,025,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	2,486,081
2,950,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	2,409,693
975,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	816,010
650,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	577,847
600,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	511,178
2,150,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	1,855,934

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$ 1,575,000		Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	$ 1,353,445
1,475,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	1,240,335
1,125,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	1,015,312
500,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	474,900
2,675,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	2,594,803
1,700,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	1,516,493
1,600,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	1,477,359
		TOTAL	19,873,407
		Cable Satellite—8.3%
625,000		CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	627,084
1,475,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	1,299,696
1,150,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	1,016,353
2,300,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	2,080,200
1,375,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	1,185,078
2,125,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,963,362
450,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	401,108
1,900,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,843,380
2,750,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	2,714,154
1,000,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	972,700
500,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	406,373
1,200,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	1,031,274
1,825,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	1,436,220
1,300,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	1,027,390
4,000,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	4,010,080
2,300,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	1,926,480
725,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	715,187
2,350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	2,189,847
1,575,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	1,487,950
725,000		DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	593,126
750,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	588,157
1,325,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	1,135,194
2,075,000		DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	1,468,021
1,600,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	1,468,480
1,400,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	0
325,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	0
475,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	0
675,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	633,275
2,300,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	2,025,771
1,025,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	952,046
1,625,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	1,466,961
975,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	969,667
3,400,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	3,213,000
3,125,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	2,870,117
1,550,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	1,386,599
525,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	475,676
500,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	443,300
2,200,000		Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	1,993,750
1,725,000		VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	1,563,661
1,975,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	1,926,111
		TOTAL	53,506,828

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—2.2%
$ 350,000	Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	$ 334,159
425,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	374,850
1,475,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 4.875%, 7/15/2024	1,425,411
450,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	426,120
975,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	874,014
375,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	339,074
2,475,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	2,144,167
225,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	198,424
3,250,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	3,142,376
975,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	889,458
1,700,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	1,343,418
1,750,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	1,407,932
200,000	SPCM SA, 144A, 3.125%, 3/15/2027	174,439
325,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	267,527
925,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	760,813
	TOTAL	14,102,182
	Construction Machinery—0.7%
2,325,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	2,033,096
350,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	315,494
925,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	860,250
775,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	774,043
725,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	659,474
	TOTAL	4,642,357
	Consumer Cyclical Services—2.4%
2,425,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,966,190
4,650,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	4,378,161
375,000	Atlas Luxco 4 S.a.r.l. / Allied Universal Holdings Co. LLC / Allied Universal Finance Corp., Sec. Fac. Bond, 144A, 4.625%, 6/1/2028	332,695
900,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	811,532
2,150,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,779,125
800,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	796,816
4,528,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	4,266,099
1,725,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	1,232,765
	TOTAL	15,563,383
	Consumer Products—1.6%
3,425,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	3,122,051
2,425,000	Diamond BC BV, Sr. Unsecd. Note, 144A, 4.625%, 10/1/2029	2,065,749
1,075,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	978,949
1,450,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	1,228,875
1,475,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,304,667
375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	354,626
425,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	360,147
650,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	625,472
	TOTAL	10,040,536
	Diversified Manufacturing—0.9%
3,725,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	3,643,479
1,175,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	1,221,377
1,050,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	1,103,844
	TOTAL	5,968,700

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—1.8%
$ 1,275,000	Ld Holdings Group LLC, Sr. Unsecd. Note, 144A, 6.125%, 4/1/2028	$ 1,025,585
275,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	253,595
2,275,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	1,990,909
550,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	541,621
825,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	716,461
2,250,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	1,897,661
550,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	492,742
425,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	349,159
2,050,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	1,940,786
1,950,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	1,716,585
875,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	790,261
	TOTAL	11,715,365
	Food & Beverage—2.1%
1,050,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,024,034
1,300,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	1,333,923
1,750,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	1,748,215
2,000,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	1,951,286
1,100,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	979,490
925,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	812,973
775,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	696,310
250,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	238,373
2,050,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	2,034,625
928,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	947,945
575,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	529,104
1,625,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,527,337
	TOTAL	13,823,615
	Gaming—3.1%
1,925,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,714,967
750,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	730,327
425,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	389,413
600,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	512,994
200,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	193,457
1,475,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	1,482,692
1,150,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	1,166,353
1,550,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	1,579,372
1,000,000	Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029	847,350
3,700,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	3,427,125
450,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	369,268
200,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	184,882
150,000	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	139,223
1,450,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	1,347,695
1,250,000	Scientific Games International, Inc., 144A, 8.625%, 7/1/2025	1,320,737
550,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	547,470
650,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	589,802
950,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	806,481
100,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	95,868
175,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	157,546
825,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	784,608
650,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	611,871

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 950,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 5.625%, 5/1/2024	$ 961,566
	TOTAL	19,961,067
	Health Care—7.0%
125,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	121,623
125,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	123,873
1,300,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	1,117,873
1,150,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 5.125%, 3/1/2030	1,002,051
800,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	627,476
2,075,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	2,022,710
1,825,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	1,696,684
400,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 3.750%, 3/15/2029	371,656
425,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/15/2031	392,768
1,100,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	803,000
300,000	CHS/Community Health Systems, Inc., 1st Lien, 144A, 8.000%, 12/15/2027	300,599
2,150,000	CHS/Community Health Systems, Inc., 2nd Lien, 144A, 6.875%, 4/15/2029	1,683,461
675,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	629,957
225,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	204,266
850,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	853,234
850,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	733,729
875,000	Davita, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	761,880
425,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	380,226
750,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	735,068
2,875,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	2,765,405
725,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	662,261
650,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	672,750
1,750,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	1,839,696
625,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	623,986
575,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	576,130
450,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	459,583
600,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	560,652
800,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	675,552
2,475,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	2,519,562
925,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 5.375%, 2/15/2030	814,379
1,325,000	Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	1,197,866
5,125,000	Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	4,546,387
775,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	730,550
3,775,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	3,366,243
1,500,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	1,150,672
1,150,000	Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	1,082,035
75,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	72,338
525,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	524,491
1,050,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	1,043,438
875,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	876,116
401,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	401,295
1,550,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	1,582,428
1,825,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	1,784,667
	TOTAL	45,090,616
	Health Insurance—0.8%
575,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	517,264
1,050,000	Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	902,748

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Insurance—continued
$ 1,225,000	Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	$ 1,125,885
1,000,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	996,515
1,725,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	1,702,541
	TOTAL	5,244,953
	Independent Energy—4.7%
975,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	991,102
209,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	227,000
276,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	300,750
425,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	407,715
1,825,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	1,832,072
500,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	507,873
106,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	143,658
725,000	Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	703,043
550,000	Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	534,765
175,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	175,330
1,425,000	Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	1,427,686
1,275,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	28,688
175,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	179,813
475,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	454,114
2,000,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	2,000,600
725,000	Continental Resources, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2031	746,203
250,000	Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	246,867
2,225,000	Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	2,245,069
775,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	791,325
400,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	414,462
275,000	EQT Corp., Sr. Unsecd. Note, 5.000%, 1/15/2029	273,474
550,000	EQT Corp., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2031	495,502
225,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	226,537
975,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	1,019,928
450,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	488,813
1,100,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	1,232,000
1,100,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	1,234,530
625,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	682,634
1,375,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	1,719,052
200,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	201,443
1,100,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	1,105,989
492,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	501,828
113,000	Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	113,397
650,000	Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	705,217
350,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	343,105
775,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	734,041
275,000	SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	273,625
675,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	679,667
1,000,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	1,013,415
600,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	587,187
300,000	Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	304,103
825,000	Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	905,854
1,075,000	Tap Rock Resources LLC, Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	1,070,668
	TOTAL	30,270,144

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Industrial - Other—1.3%
$ 275,000	Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	$ 257,873
225,000	Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/1/2029	213,487
200,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	184,017
4,325,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	3,391,665
2,150,000	Redwood Star Merger Sub, Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	1,820,684
1,099,000	Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	1,033,718
1,750,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	1,708,648
	TOTAL	8,610,092
	Insurance - P&C—5.4%
850,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	821,912
2,750,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	2,549,800
1,774,572	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	1,907,665
2,000,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	1,744,800
2,725,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	2,692,613
4,575,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	3,902,155
825,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	825,229
3,375,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	3,153,414
7,725,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	7,814,764
6,025,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	5,262,476
500,000	Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	450,667
4,075,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	4,015,879
	TOTAL	35,141,374
	Leisure—0.5%
1,800,000	SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	1,615,059
1,800,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	1,757,934
	TOTAL	3,372,993
	Lodging—0.2%
950,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	825,545
200,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	204,196
525,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	515,970
	TOTAL	1,545,711
	Media Entertainment—6.7%
2,025,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	1,324,522
1,350,000	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	844,553
959,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	934,331
475,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144A, 5.375%, 8/15/2026	157,565
1,575,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	303,188
1,375,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	1,254,688
1,050,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	924,488
2,100,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	2,074,559
146,192	iHeartCommunications, Inc., 6.375%, 5/1/2026	144,292
375,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	338,649
325,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	306,382
4,389,973	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	4,125,477
675,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	664,686
350,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	313,250
700,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	596,558
1,625,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,450,044
550,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	513,554
350,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	341,355

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 3,100,000	Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	$ 2,810,816
175,000	News Corp., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2032	167,069
1,725,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	1,628,098
2,425,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	2,422,005
325,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.500%, 7/15/2029	307,836
325,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.750%, 7/15/2031	311,946
900,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	892,992
600,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	595,380
1,225,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	1,206,680
375,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	324,201
1,075,000	ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	955,632
350,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	317,613
1,550,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	1,360,900
1,375,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	1,304,201
1,750,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	1,540,044
1,725,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,407,903
1,050,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	1,029,761
1,450,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	1,433,767
3,950,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	3,591,557
1,000,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	917,510
1,500,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	1,418,693
800,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	737,124
	TOTAL	43,293,869
	Metals & Mining—0.9%
1,400,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	1,304,079
1,550,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	1,465,215
1,675,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	1,359,916
550,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.625%, 8/1/2030	532,763
925,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	926,362
	TOTAL	5,588,335
	Midstream—6.1%
1,275,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	1,255,505
1,350,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	1,376,217
2,250,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	2,261,441
2,200,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	2,210,956
2,100,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,105,124
575,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	609,520
1,675,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	1,551,628
475,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, 144A, 3.250%, 1/31/2032	415,934
550,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	537,350
750,000	Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	729,609
1,000,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	893,578
725,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	675,309
875,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	777,477
1,025,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	891,166
2,250,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	2,252,812
1,200,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	1,141,518
1,475,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	1,260,225
675,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	683,384
600,000	Hess Midstream Operations LP, 144A, 5.500%, 10/15/2030	593,145

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 500,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	$ 459,553
1,100,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,088,615
1,525,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,436,725
650,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 6.375%, 4/15/2027	650,432
950,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	954,968
900,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	924,161
650,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	666,133
475,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	475,877
900,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	895,604
650,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	600,449
1,175,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	943,369
1,200,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	1,178,124
250,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	259,980
1,900,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,896,551
775,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	758,713
825,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	814,399
175,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	174,959
2,425,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	2,224,828
550,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	508,618
225,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	207,497
	TOTAL	39,341,453
	Oil Field Services—1.8%
1,450,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	1,416,295
2,875,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,856,068
1,025,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	994,762
1,000,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	941,885
175,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	176,828
725,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	700,952
600,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	600,966
2,325,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	2,243,997
2,075,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	2,030,097
	TOTAL	11,961,850
	Packaging—4.5%
3,568,920	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	2,807,866
1,550,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	1,345,400
3,275,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	2,740,504
1,300,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	1,087,833
875,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	758,271
975,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	970,525
925,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	914,765
2,100,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	2,033,325
5,950,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	5,355,595
700,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	690,386
475,000	Crown Americas LLC, Sr. Unsecd. Note, 144A, 5.250%, 4/1/2030	476,900
575,000	OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	506,374
1,025,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	1,001,527
400,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	402,798
669,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	660,929
725,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	721,012
2,250,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	2,118,442

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$ 1,050,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	$ 1,012,604
475,000		Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	472,625
3,175,000		Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	3,132,297
		TOTAL	29,209,978
		Paper—0.4%
2,250,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	2,204,348
125,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	112,267
		TOTAL	2,316,615
		Pharmaceuticals—2.4%
675,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 4.875%, 6/1/2028	581,074
875,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	826,591
700,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	619,710
200,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	182,800
175,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	112,000
1,850,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	1,108,844
1,575,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	924,218
1,100,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	646,877
600,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	373,947
1,100,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	729,866
2,475,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	1,970,471
600,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	510,870
125,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	104,975
550,000		Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, 144A, 3.500%, 4/1/2030	494,786
989,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	69,230
400,000		Grifols Escrow Issuer SA, 144A, 4.750%, 10/15/2028	366,330
1,325,000		Jazz Securities Designated Activity Co., 144A, 4.375%, 1/15/2029	1,280,506
3,050,000	[1,3]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	1,211,551
3,475,000	[1,3]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	1,390,469
325,000		Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	312,098
1,325,000		Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	1,275,677
775,000		Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	683,860
		TOTAL	15,776,750
		Restaurant—1.5%
475,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	449,003
575,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	541,860
275,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 1st Lien, 144A, 3.500%, 2/15/2029	252,890
6,150,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 2nd Lien, 144A, 4.000%, 10/15/2030	5,430,450
1,375,000		Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,284,841
875,000		Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	854,289
650,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	626,525
		TOTAL	9,439,858
		Retailers—0.5%
600,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	556,107
375,000		Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	346,763
375,000		Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	340,311
650,000		Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	477,860
525,000		Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	375,448
375,000		Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	319,802
850,000		NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	844,301

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Retailers—continued
$ 200,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	$ 199,308
	TOTAL	3,459,900
	Supermarkets—0.5%
2,950,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	2,571,825
450,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	441,909
375,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	393,654
	TOTAL	3,407,388
	Technology—7.1%
675,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	634,500
575,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	561,134
1,450,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	1,299,957
1,025,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	903,421
275,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	253,694
1,750,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	1,570,135
725,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	680,017
1,150,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	1,040,083
425,000	Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	323,897
1,025,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	934,006
1,550,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	1,360,353
500,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	475,603
300,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	278,699
400,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	389,490
1,350,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	1,260,562
1,075,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	933,218
1,550,000	II-VI, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,455,078
2,450,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	1,965,785
4,175,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	3,662,560
5,075,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	4,665,295
1,525,000	NCR Corp., 144A, 5.125%, 4/15/2029	1,456,375
925,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	874,167
500,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	460,521
825,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	800,562
450,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 12/1/2029	412,515
1,025,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	927,010
1,725,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	1,508,685
2,625,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	2,080,312
2,500,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	1,948,362
500,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	475,983
1,500,000	Seagate HDD Cayman, Sr. Unsecd. Note, 3.125%, 7/15/2029	1,316,062
900,000	Seagate HDD Cayman, Sr. Unsecd. Note, 3.375%, 7/15/2031	774,671
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	190,819
475,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	452,229
325,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	291,345
2,850,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,855,686
425,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	383,590
800,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	709,596
750,000	Twitter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 3/1/2030	745,316
2,075,000	Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	1,828,594
275,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	248,575

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 375,000		ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	$ 354,458
		TOTAL	45,742,920
		Transportation Services—0.4%
1,100,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	1,083,400
1,575,000		Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	1,498,283
		TOTAL	2,581,683
		Utility - Electric—2.2%
700,000		Calpine Corp., 144A, 4.500%, 2/15/2028	670,051
232,000		Calpine Corp., 144A, 5.250%, 6/1/2026	226,725
1,425,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	1,257,705
450,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	392,468
450,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	401,904
700,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	654,609
2,900,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	2,907,018
411,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	422,722
125,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	110,199
1,600,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	1,410,320
475,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	476,822
1,650,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,567,582
1,325,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	1,273,457
525,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	514,274
375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	372,967
1,375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,377,489
		TOTAL	14,036,312
		Wireless Communications—1.0%
1,375,000		Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	1,462,601
500,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	469,290
1,000,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.625%, 2/15/2029	887,205
300,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.875%, 2/15/2031	263,703
1,250,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	1,255,519
725,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 2.250%, 2/15/2026	680,471
1,225,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/15/2029	1,136,714
		TOTAL	6,155,503
		TOTAL CORPORATE BONDS (IDENTIFIED COST $632,191,569)	579,007,466
		COMMON STOCKS—4.2%
		Automotive—0.1%
53,538	[3]	American Axle & Manufacturing Holdings, Inc.	434,193
2,230		Lear Corp.	314,341
		TOTAL	748,534
		Building Materials—0.1%
16,575	[3]	GMS, Inc.	825,601
		Cable Satellite—0.1%
44,390	[3]	Altice USA, Inc.	505,158
2,171	[2,3]	Intelsat Jackson Holdings S.A.	10,312
		TOTAL	515,470
		Chemicals—0.2%
8,480		Compass Minerals International, Inc.	381,006
29,975		Koppers Holdings, Inc.	812,323
		TOTAL	1,193,329

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Consumer Cyclical Services—0.1%
12,675		Brinks Co. (The)	$ 771,020
		Consumer Products—0.1%
23,015		Energizer Holdings, Inc.	690,220
		Food & Beverage—0.1%
15,965	[3]	US Foods Holding Corp.	528,761
		Gaming—0.2%
9,125		Boyd Gaming Corp.	536,276
20,285		Red Rock Resorts, Inc.	785,638
		TOTAL	1,321,914
		Independent Energy—0.2%
9,413		Devon Energy Corp.	705,034
2,469		Pioneer Natural Resources, Inc.	686,234
833	[2,3]	Ultra Resources, Inc.	0
		TOTAL	1,391,268
		Media Entertainment—0.8%
114,113	[3]	Cumulus Media, Inc.	1,375,062
70,304	[3]	iHeartMedia, Inc.	829,587
223,935	[3]	Stagwell, Inc.	1,771,326
78,185		Townsquare Media, Inc., Class A	770,122
113,917	[3]	Urban One, Inc.	746,156
		TOTAL	5,492,253
		Metals & Mining—0.1%
19,950		Teck Resources Ltd.	828,723
		Midstream—0.2%
65,391		Suburban Propane Partners LP	1,114,917
		Oil Field Services—0.3%
28,457	[2,3]	Superior Energy Services, Inc.	1,778,562
		Packaging—0.3%
121,150		Ardagh Metal Packaging	731,746
61,885	[3]	O-I Glass, Inc.	1,018,008
		TOTAL	1,749,754
		Paper—0.3%
50,376		Graphic Packaging Holding Co.	1,121,370
18,654		WestRock Co.	904,532
		TOTAL	2,025,902
		Pharmaceuticals—0.1%
37,040	[3]	Bausch Health Cos, Inc.	360,029
		Technology—0.4%
13,125		Dell Technologies, Inc.	655,462
10,095	[3]	Lumentum Holdings, Inc.	868,978
10,020		Science Applications International Corp.	867,331
		TOTAL	2,391,771
		Utility - Electric—0.5%
17,850		Enviva, Inc.	1,390,337
22,630		NRG Energy, Inc.	1,041,885
37,735		Vistra Corp.	995,072
		TOTAL	3,427,294
		TOTAL COMMON STOCKS (IDENTIFIED COST $28,747,017)	27,155,322

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—4.7%
1,608,247	Bank Loan Core Fund	$ 14,602,885
15,486,724	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.83%[4]	15,482,078
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $31,049,629)	30,084,963
	TOTAL INVESTMENT IN SECURITIES—98.4% (IDENTIFIED COST $691,988,215)	636,247,751
	OTHER ASSETS AND LIABILITIES - NET—1.6%[5]	10,306,620
	TOTAL NET ASSETS—100%	$646,554,371
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2022, were as follows:
	Bank Loan Core Fund	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 2/28/2022	$8,009,302	$6,201,631	$14,210,933
Purchases at Cost	$7,177,161	$56,741,830	$63,918,991
Proceeds from Sales	$—	$(47,463,377)	$(47,463,377)
Change in Unrealized Appreciation/Depreciation	$(583,578)	$(164)	$(583,742)
Net Realized Gain/(Loss)	N/A	$2,158	$2,158
Value as of 5/31/2022	$14,602,885	$15,482,078	$30,084,963
Shares Held as of 5/31/2022	1,608,247	15,486,724	17,094,971
Dividend Income	$177,152	$32,449	$209,601

1	Issuer in default.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$579,007,466	$0	$579,007,466
Equity Securities:
Common Stocks
Domestic	23,445,950	—	1,778,562	25,224,512
International	1,920,498	—	10,312	1,930,810
Investment Companies	30,084,963	—	—	30,084,963
TOTAL SECURITIES	$55,451,411	$579,007,466	$1,788,874	$636,247,751

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind